Contingent Liabilities and Financial Commitments - Group Litigation - Additional Information (Details) € in Millions, $ in Millions						1 Months Ended		6 Months Ended				12 Months Ended
	Mar. 01, 2019 CAD ($)	Jan. 31, 2019 GBP (£)	Jan. 31, 2019 CAD ($)	Feb. 10, 2017 GBP (£)	Feb. 10, 2017 USD ($)	May 31, 2009 GBP (£)	May 31, 2009 EUR (€)	Jun. 30, 2022 GBP (£) Case Action Plaintiff	Jun. 30, 2022 USD ($) Case Action Plaintiff	Jun. 30, 2022 CAD ($) Case Action Plaintiff	Jun. 30, 2017 GBP (£)	Dec. 31, 2017 GBP (£)	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 GBP (£)	Dec. 31, 2016 CAD ($)	Dec. 31, 2021 GBP (£)	Jun. 30, 2021 GBP (£)
Fox River
Disclosure Of Commitments And Contingencies [Line Items]
Fox river provision								£ 59,000,000								£ 62,000,000	£ 68,000,000
Payments made								3,000,000
DOJ and OFAC
Disclosure Of Commitments And Contingencies [Line Items]
Provision								£ 450,000,000
Sequana | Fox River
Disclosure Of Commitments And Contingencies [Line Items]
Payments received from Sequana											£ 0
British American Tobacco plc, British American Tobacco (Holdings) Limited, British American Tobacco (Nigeria) Limited and British American Tobacco Marketing (Nigeria) Limited
Disclosure Of Commitments And Contingencies [Line Items]
Penalty imposed on operations | $									$ 206.0
Windward Dividend Claim | Fox River
Disclosure Of Commitments And Contingencies [Line Items]
Dividend paid by Windward to Sequana						£ 116,000,000	€ 135
Windward Dividend Claim | Windward | Fox River
Disclosure Of Commitments And Contingencies [Line Items]
Litigation settlement amount				£ 152,000,000	$ 185.0
Canada
Disclosure Of Commitments And Contingencies [Line Items]
Number of actions in lawsuit | Action								10	10	10
Canada | Imperial Tobacco Canada Ltd | Quebec Class Actions
Disclosure Of Commitments And Contingencies [Line Items]
Settlement payments | $	$ 758,000,000
Canada | Bottom of Range
Disclosure Of Commitments And Contingencies [Line Items]
Damages sought by the provincial government								£ 6,400,000,000		$ 10,000,000,000
Canada | Top of Range
Disclosure Of Commitments And Contingencies [Line Items]
Damages sought by the provincial government								75,000,000,000		118,000,000,000
Canada | Top of Range | Imperial Tobacco Canada Ltd
Disclosure Of Commitments And Contingencies [Line Items]
Settlement proceeds from judgement | $	$ 9,200,000,000
Ontario
Disclosure Of Commitments And Contingencies [Line Items]
Damages sought by the provincial government								£ 211,000,000,000		$ 330,000,000,000
Ontario | Bottom of Range
Disclosure Of Commitments And Contingencies [Line Items]
Damages sought by the provincial government		£ 6,000,000,000.0	$ 9,400,000,000									£ 179,000,000,000	$ 280,000,000,000	£ 179,000,000,000	$ 280,000,000,000
Ontario | Top of Range
Disclosure Of Commitments And Contingencies [Line Items]
Damages sought by the provincial government		£ 6,900,000,000	$ 10,900,000,000									£ 402,000,000,000	$ 630,000,000,000	£ 402,000,000,000	$ 630,000,000,000
US - Engle | Engle Progeny Cases
Disclosure Of Commitments And Contingencies [Line Items]
Total number of cases | Case								808
Number of plaintiffs | Plaintiff								999	999	999
US - Engle | RJRT or Lorillard Inc
Disclosure Of Commitments And Contingencies [Line Items]
Number of paid judgements cases | Case								4	4	4
Payment for compensatory and punitive damages								£ 2,600,000	$ 3.2
Loss Contingency Amount of Overall Damages comprising Compensatory Damages								42,000,000	51.5
Amount of overall damages comprising punitive damages								27,000,000	33.1
Florida | Engle Progeny Cases
Disclosure Of Commitments And Contingencies [Line Items]
Total bond cap								£ 165,000,000	$ 200.0